ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2020
Accrued Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10
. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of September 30,
	2019	2020
Due to a rental service company (1)	—	182,542
Tenant deposits	12,715	83,682
Payable to a constructor for leasehold improvements	—	53,623
Other tax payable	41,577	51,832
Accrued utilities	94	22,513
Interest payable	4,333	13,435
Accrued payroll and welfare	10,467	10,451
Operation service payable	—	6,602
Deferred rent	28,415	2,503
Others	1,691	16,235

Total	99,292	443,418

(1)
As of September 30, 2020, the balance of due to a rental service company primarily represented the rental deposits and prepaid rental fee collected from tenants. The rental deposits and prepaid rental fee belonged to the rental service company, for which the Group provided apartment operation services since April 2020.